Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of Financial Assets and Liabilities

3. Fair value of Financial Assets and Liabilities

The Company had no financial assets measured at fair value on a recurring basis at December 31, 2018 or 2017.

The following table presents information about the Company’s financial liabilities that have been measured at fair value on a recurring basis as of December 31, 2016 (there were no financial liabilities measured at fair value on a recurring basis as of December 31, 2018 or 2017):

	Fair Value Measurements as of December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities:
Tranche obligations	$—	$—	$1,402	$1,402
	$—	$—	$1,402	$1,402

The tranche obligations in the table above represents the Company’s obligation to issue for sale Series A convertible preferred shares once certain business milestones were met. The fair value of the tranche obligations was based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The tranche obligations are valued as a forward contract as described in Note 2. The Company assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. The Company recognized changes in fair value of these tranche obligations as a component of other income (expense) in its consolidated statement of operations and comprehensive loss.

Estimates and assumptions impacting the fair value measurement included the fair value of the Company’s convertible preferred shares, risk-free interest rate, the probability and estimated timing of each tranche closing, expected dividend yield and expected volatility of the price of the underlying convertible preferred shares (Note 2). Significant changes to the fair value of the underlying shares would have resulted in a significant change in the fair value measurements.

The tranche obligations were settled when the respective second and third tranches of Series A convertible preferred shares were issued in July 2016 and January 2017.

The following assumptions were used in valuing the tranche obligations:

Year Ended December 31, 2016
Risk-free interest rate	0.00 - 0.53%
Expected dividend yield	0.00%
Expected term (in years)	0.00 - 0.92
Expected volatility	75.5 - 89.9%
Fair value of convertible preferred shares	$1.00 - $1.58

The following table provides a summary of the changes in fair value of the tranche obligation liability measured at fair value on a recurring basis using significant unobservable inputs during the years ended December 31, 2016 and 2017 (in thousands):

Tranche Obligations
(in thousands)
Balance at December 31, 2015	$—
Issuance of tranche obligations to purchase convertible preferred shares	2,459
Change in fair value of second tranche obligation	(424)
Settlement of second tranche obligation upon issuance of convertible preferred shares	(451)
Change in fair value of third tranche obligation	135
Effect of exchange rate changes on tranche obligation	(317)
Balance at December 31, 2016	1,402
Settlement of third tranche obligation upon issuance of convertible preferred shares	(1,402)
Balance at December 31, 2017	$—